Leases - Amounts recognized in the consolidated statements of profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Interest on lease liabilities	€ 1,149	€ 661	€ 324
Depreciation	7,181	5,913	5,569
Income from sub-leasing right-of-use assets	(14)		(33)
Expenses relating to short-term leases	938	682	547
Expenses relating to low-value assets	3		8
Rent concessions	(30)	(38)	(59)
Total amount recognized in profit from continuing operations	€ 9,227	€ 7,218	€ 6,356